Segment Information - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 425,940	$ 425,215	$ 384,565
At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	408,992
Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	16,948
North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	103,647
North Asia (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	103,647
Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	213,424
Thailand (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	213,212
Thailand (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	212
ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	108,869
ROW (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	92,133
ROW (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	16,736
Power [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	156,901
Power [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	64,771
Power [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	92,130
Enamel [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	217,894
Enamel [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	103,647
Enamel [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	114,247
Others [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	51,145
Others [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	34,406
Others [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 16,739
Manufactured Products [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		361,853	296,075
Distributed Products [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		41,985	75,200
SDI [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		$ 21,377	$ 13,290